LVII Trust 2020-1 ABS-15G

Exhibit 99.3 Schedule 3

TPR Firm:	EdgeMAC	Date Submitted:	10/8/2020
Client Name:	Vista Point	Report:	Final Tape Compare Report
Client Project:	LVII Trust 2020-1	Loans in report:	2

Report Date	Loan Number	Edge MAC ID	Seller Loan Number	Originator	Field	Final Tape Data	Reviewer Data	Comment
10/8/2020	1081001687	XXX	XXX	XXX	NOTE DATE	XXX	XXX	Discrepancy
10/8/2020	1081001687	XXX	XXX	XXX	BORROWER CREDIT SCORE	700	677	Discrepancy